Shareholders' Equity - Summary of Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Net income attributable to Taro	$ 540,932	$ 484,257	$ 360,387
Basic weighted average number of common shares outstanding	42,832,241	42,833,533	44,276,003
Diluted weighted average number of common shares outstanding	42,832,241	42,833,750	44,279,124
Basic EPS	$ 12.62	$ 11.31	$ 8.14
Diluted EPS	$ 12.62	$ 11.31	$ 8.14
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Effect of dilutive securities		217	3,121